Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date		rr_ProspectusDate	Jun. 22, 2015
iShares MSCI Europe Financials ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	iSHARES® MSCI EUROPE FINANCIALS ETF Ticker: EUFN Stock Exchange: NASDAQ
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	8.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the investment results of the MSCI Europe Financials Index (the "Underlying Index"), which is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials and insurance companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. As of June 30, 2014, the Underlying Index consisted of companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (together, the "Europe financials sector countries").

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI Inc. ("MSCI").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]		rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than those of other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in the affected region.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund's ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, which may have an adverse impact on the Fund and its shareholders.

Insurance Industry Group Risk. The insurance industry group may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. The Fund is specifically exposed to European Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Privatization Risk. Some countries in which the Fund invests have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its portfolio companies' trading partners, the Fund is specifically exposed to European Economic Risk and U.S. Economic Risk.

Risk of Investing in Developed Countries. The Fund's investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some other countries. A majority of developed countries have recently experienced a significant economic slowdown. In addition, developed countries may be impacted by changes to the economic health of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund's investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the "EU") that are subject to economic and monetary controls that can adversely affect the Fund's investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.

Risk of Investing in the United Kingdom. Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the recent financial crisis; certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. Tracking error is the divergence of the Fund's performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund's holding of cash, differences in timing of the accrual of dividends, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the “Prospectus”).
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the periods shown above was 18.07% in the 1st quarter of 2012; the worst was -30.66% in the 3rd quarter of 2011.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares MSCI Europe Financials ETF | iShares MSCI Europe Financials ETF
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.48%
1 Year		rr_ExpenseExampleYear01	$ 49
3 Years		rr_ExpenseExampleYear03	154
5 Years		rr_ExpenseExampleYear05	269
10 Years		rr_ExpenseExampleYear10	$ 604
2011		rr_AnnualReturn2011	(26.49%)
2012		rr_AnnualReturn2012	33.15%
2013	[1]	rr_AnnualReturn2013	30.48%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(2.59%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.07%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.66%)
One Year		rr_AverageAnnualReturnYear01	30.48%
Since Fund Inception		rr_AverageAnnualReturnSinceInception	3.89%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 20, 2010
iShares MSCI Europe Financials ETF | Return After Taxes on Distributions | iShares MSCI Europe Financials ETF
Risk/Return:		rr_RiskReturnAbstract
One Year	[2]	rr_AverageAnnualReturnYear01	30.02%
Since Fund Inception	[2]	rr_AverageAnnualReturnSinceInception	3.60%
iShares MSCI Europe Financials ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares MSCI Europe Financials ETF
Risk/Return:		rr_RiskReturnAbstract
One Year	[2]	rr_AverageAnnualReturnYear01	17.72%
Since Fund Inception	[2]	rr_AverageAnnualReturnSinceInception	3.19%
iShares MSCI Europe Financials ETF | MSCI Europe Financials Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	30.81%
Since Fund Inception		rr_AverageAnnualReturnSinceInception	4.06%

[1]	The Fund’s year-to-date return as of September 30, 2014 was -2.59%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.